Property, plant and equipment - Depreciation rates (Details)	12 Months Ended
Dec. 31, 2021
Freehold buildings and long-leasehold property (more than 50 years to run) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	2.00%
Freehold buildings and long-leasehold property (more than 50 years to run) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	3.30%
Costs of adaptation of freehold and leasehold property | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	6.00%
Costs of adaptation of freehold and leasehold property | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	10.00%
Equipment installed in freehold and leasehold property | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	6.00%
Equipment installed in freehold and leasehold property | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	10.00%
Computers and similar equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	17.00%
Computers and similar equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.00%
Fixtures and fittings and other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	9.00%
Fixtures and fittings and other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%